Note 17 - Net Earnings (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2015	2014	2013

Shares issued and outstanding at beginning of period	35,806,955	35,801,732	30,070,104
Weighted average number of shares:
Issued during the period	1,389,361	335,253	2,968,064
Repurchased during the period	-	(220,333)	(110,455)
Weighted average number of shares used in computing basic earnings per share	37,196,316	35,916,652	32,927,713
Assumed exercise of stock options acquired under the Treasury Stock Method	389,937	392,326	334,586
Number of shares used in computing diluted earnings per share	37,586,253	36,308,978	33,262,299